VOYA SERIES FUND, INC.

Voya Global Target Payment Fund

("Fund")

Supplement dated January 21, 2015

to the Fund's Class A, Class C, Class I, Class R and Class W Prospectus

dated February 28, 2014, as supplemented May 1, 2014 ("Prospectus")

I.        On January 21, 2015 the Board of Directors approved a change with respect to the Fund's Class I shares expense structure, effective January 1, 2015.  Effective immediately the Fund's Prospectus is hereby revised as follows:

           a.    The table and accompanying footnotes in the section entitled "Fees and Expenses of the Fund — Annual Fund Operating Expenses" of the Fund's Prospectus are hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class		A	C	I(2)	R	W
Management Fees(3)%		0.12	0.12	0.12	0.12	0.12
Distribution and/or Shareholder Service (12b-1) Fees	%	0.25	1.00	None	0.50	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.22	0.22	0.20	0.22	0.22
Acquired Fund Fees and Expenses	%	0.77	0.77	0.77	0.77	0.77
Total Annual Fund Operating Expenses(4)%		1.46	2.21	1.19	1.71	1.21
Waivers and Reimbursements(5)%		(0.16)	(0.16)	(0.20)	(0.16)	(0.16)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.30	2.05	0.99	1.55	1.05

(1)   A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

(2)   Expense information has been restated to reflect current contractual rates.

(3)   Effective June 12, 2013, the Fund's Management Fee structure was changed to a "bifurcated fee" structure as follows: an annual rate of 0.08% of the Fund's average daily net assets invested in Underlying Funds within the Voya family of funds; and 0.30% of the Fund's average daily net assets invested in direct investments, which include, but are not limited to, a security issued by an investment company that is not part of the Voya family of funds, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments other than call options written by the Fund's sub-adviser. The Management Fees reflected in the table are calculated based on an estimated investment of 20% of the Fund's assets in direct investments.

(4)   Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(5)   The adviser is contractually obligated to limit expenses to 1.30%, 2.05%, 0.99%, 1.55%, and 1.05% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through March 1, 2018.  The limitation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement.

           b.    The table and the paragraph immediately following in the section entitled "Fees and Expenses of the Fund — Expense Examples" of the Fund's Prospectuses are hereby deleted and replaced with the following:

Class	Shares Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$700	963	1,281	2,180
C	Sold	$308	643	1,138	2,504
	Held	$208	643	1,138	2,504
I	Sold or Held	$101	315	593	1,387
R	Sold or Held	$158	490	881	1,997
W	Sold or Held	$107	334	616	1,421

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first three years of the five-, and ten-year periods.

II.        The Fund combines a managed payment policy with a diversified investment portfolio of Voya mutual funds invested in global equity, fixed-income, and real estate securities.

            a.    The second sentence in the second paragraph in the section entitled "Principal Investment Strategies" of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund will make a level payment of $0.045 per share for Class A shares, $0.041 per share for Class C shares, $0.048 per share for Class I shares, $0.047 per share for Class W shares, and $0.044 per share for Class R shares for 2015 based on annual payment rates of 6.25% for Class A shares, 5.50% for Class C shares, 6.55% for Class I shares, 6.50% for Class W shares, and 6.00% for Class R shares.